UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net income (loss)		$ 44,761	$ (123,720)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization		36,866	42,552
Amortization of deferred charges and debt guarantees		5,035	(667)
Equity in net earnings (losses) of affiliates		6,215	13,194
Dividends received	[1]	8,119	22,281
Compensation cost related to share options		5,367	3,875
Net foreign exchange loss		618	1,121
Change in assets and liabilities:
Trade accounts receivable		(12,880)	(1,989)
Inventories		(35)	447
Other current and non-current assets		(105,056)	714
Amounts due to related companies		5,687	(23,992)
Trade accounts payable		(5,135)	(2,319)
Accrued expenses		15,008	15,934
Other current and non-current liabilities		43,764	18,438
Net cash provided by (used in) operating activities		48,334	(34,131)
INVESTING ACTIVITIES
Additions to vessels and equipment		(1,801)	(1,093)
Additions to asset under development		(116,715)	(133,696)
Additions to investments in affiliates		(62,244)	(57,147)
Proceeds from dividends received, investing activities	[1]	18,335	3,374
Net cash used in investing activities		(162,425)	(188,562)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt		1,176,000	778,432
Repayments of short-term and long-term debt		(874,256)	(371,268)
Payment for capped call in connection with bond issuance		0	(31,194)
Cash effect of consolidating Hilli Lessor VIE	[2]	36,532	0
Cash dividends paid		(9,906)	(10,334)
Financing costs paid		1,183	0
Proceeds from exercise of share options		(754)	(1,564)
Net cash provided by financing activities		328,799	364,072
Net increase in cash, cash equivalents and restricted cash	[3]	214,708	141,379
Cash, cash equivalents and restricted cash at beginning of period	[3]	612,677	640,218
Cash, cash equivalents and restricted cash at end of period	[3]	$ 827,385	$ 781,597

[1]	Following the adoption of the amendments to ASC 230, we have made an accounting policy election to classify distributions received from equity method investees using the "cumulative earnings approach" and, as a result, certain of the dividends received have been retrospectively reclassified, where required, as cash inflows from investing activities for the six months ended June 30, 2017.
[2]	This relates to the cash reserves held by the Hilli Lessor VIE as of the date that we determined ourselves to be its primary beneficiary and thus required to consolidate the VIE. See note 8.
[3]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the six months ended June 30, 2017.